Leases - Operating Leases (Details) - Operating Leases [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
2026	$ 38,340
2027	37,891
2028	37,312
2029	36,632
2030	34,769
2031 and thereafter	96,491
Total	281,435
Operating lease liabilities, including current portion	228,098	$ 240,602
Discount based on incremental borrowing rate	$ 53,337